Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
20.	SHARE-BASED COMPENSATION
Employee options
In November 2018, the Company adopted the 2018 Incentive Compensation Plan (“2018 Plan”). As of December 31, 2024 and 2025, the Company granted in total of 2,300,588,991 share options under the 2018 Plan. The options granted will expire in ten years from the date of grant.
In April 2021, the board approved the 2021 Incentive Compensation Plan (“2021 Plan”). As of December 31, 2024 and 2025, 1,080,603,539 and 1,148,899,019 share options were granted under 2021 Plan, respectively. The options granted will expire in ten years
from the date of grant.
During the year ended December 31, 2024, 93,783,260 options were granted to employees under the 2021 plan, of which 22,000,000 options were vested immediately upon grant while 71,783,260 options were subject to a one-year
to
four-year
service condition.
During the year ended December 31, 2025, 68,295,480 options were granted to employees under the 2021 plan, of which 7,040,860 options were vested immediately upon grant while 61,254,620 options were subject to a one-year
to
four-year
service condition.

The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price per share	Weighted average remaining contract life	Weighted average grant date fair value per share	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2024	266,194,244	0.000010	7.79	0.4180	144,008
Granted	68,295,480	0.000010		0.5971
Exercised	(100,562,201)	0.000010		0.4694
Forfeited	(21,532,099)	0.000010		0.4243
Cash settlement unvested options	(3,184,960)	0.000010		0.4638

Outstanding at December 31, 2025	209,210,464	0.000010	7.57	0.4504	112,239

Vested and expected to vest at December 31, 2025	209,210,464	0.000010	7.57	0.4504	112,239

Exercisable at December 31, 2025	53,540,433	0.000010	5.20	0.4046	28,724

In determining the fair value of the stock options, the Company applied the binomial option pricing model before the completion of its USIPO in June 2021 and the Black-Scholes model for the options granted thereafter. The change of valuation model does not result in any difference in valuation results as the exercise price of the options granted is significantly below the spot price (deemed as “deep in the money”) and the fair value of the options approximates the closing price of the ordinary shares on the grant date. The key assumptions used to determine the fair value of the options for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Years ended December 31,
	2023	2024	2025
Expected volatility	36.7%~38.7%	37.0%~39.0%	38.1%~39.0%
Risk-free interest rate (per annum)	3.40%~4.89%	3.88%~4.71%	3.88%~4.52%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.290~0.400	$0.314~0.442	$0.531~0.650
Fair value of share option	$0.290~0.400	$0.314~0.442	$0.531~0.650
The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds as at each valuation date with a maturity period close to the contract term of options. The exercise multiple was estimated based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero since the Group cannot estimate the exact amount of dividend distribution in the future which is subject to Board’s approval. Prior to the completion of USIPO, the Group determined the fair value of ordinary shares underlying each share option granted based on estimated equity value and allocation of it to each element of its capital structure. After the completion of USIPO in June 2021, the Group uses the stock market closing price as the fair value of the ordinary shares. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.
For the years ended December 31, 2023, 2024 and 2025, share-based compensation expenses of RMB419,551, RMB471,960 and RMB252,291 were recognized in connection with options granted, respectively.
The unrecognized compensation costs related to unvested options is RMB359 million as of December 31, 2025. It is expected to be recognized over a weighted-average period of 2.7 years.

The Group acquired Beijing Bang Li De Network Technology Co., Ltd. (“TYT”), a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value per share
		RMB
Unvested at December 31, 2024	455,551	99.91
Vested	(227,775)	99.91

Unvested at December 31, 2025	227,776	99.91

The Group recorded RMB
21,282
, RMB
23,219
, RMB
20,027
share-based compensation expenses for the years ended December
31
,
2023
,
2024
and
2025
, respectively. The Group reclassified RMB
8,050
, RMB
6,127
and RMB
3,064
from APIC to
non-controlling
interest based on the proportionate interest in TYT’s equity on the vesting date for the years ended December
31
,
2023
,
2024
and
2025
, respectively.
In 2023, Smart Cold Chain, the subsidiary of the Group adopted share incentive plan to grant options based on the fair value on the grant date to certain employees of Smart Cold Chain. The awards are vested immediately, or subject to a one-year
,
three-year
or
four-year
service condition. During the year ended December 31, 2024 and 2025, the subsidiary granted
294,292
and
280,018
options, of which all options were subject to a
one-year
to four-year service condition.
27,647
and
93,192
shares were forfeited during the years ended December 31, 2024 and 2025. The subsidiary recorded RMB994, RMB
1,460
and RMB
1,668
share-based compensation expenses for year ended December 31, 2023, 2024 and 2025.
Other than those disclosed above, the share-based compensation expenses of other subsidiaries in aggregate were insignificant for the years ended December 31, 2023, 2024 and 2025.
Share-based compensation for all share options and restricted shares
The Group recorded share based compensation expense of RMB441,827, RMB496,639 and RMB281,559 for the years ended December 31, 2023, 2024 and 2025, respectively, which were classified in the accompanying consolidated statements of operations and comprehensive income as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	297,469	348,400	139,824
Selling and marketing expense	55,503	50,109	55,250
Research and development expense	80,279	87,012	73,816
Cost of revenues	8,576	11,118	12,669

Total	441,827	496,639	281,559